RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

Our Board of Directors determined that when a director's services are outside the normal duties of a director, we compensate the director at the rate of $1,000 per day, plus expenses, which is the same amount we pay a director for attending a one-day Board meeting.  We classify these amounts as consulting expenses, included in personnel and consulting expenses.

At September 30, 2015, $2,598,980 of the outstanding Notes payable were Notes payable to related parties; $2,498,980 to the Chairman of the Board and $100,000 to another director.

On September 15, 2015, the Company announced the appointment of Stephen J. D’Amato, M.D. as chief medical officer of the Company. During 2010, Calmar Pain Relief, LLC, purchased 10 Calmare devices from the Company for an aggregate purchase price of $550,000. Additionally, during 2015 and 2014, Calmar Pain Relief purchased certain supplies from the Company. Dr. D’Amato is one of the managing members of Calmar Pain Relief, LLC.